Private Placement: (Tables)	9 Months Ended
Sep. 30, 2013
Private Placement: (Tables) [Abstract]
Fair value assumptions

The fair value of the warrants issued in the private placement was $543,915 and was determined using the Black-Scholes model based on the following weighted average assumptions:

Risk free interest rate	0.39%
Expected term	2 years
Expected volatility	55%
Dividend yield	nil